Schedule of Property, Plant and Equipment (Details) - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Less: Accumulated Depreciation	$ (2,082,508)	$ (1,848,568)	$ (1,267,899)
Fixed Assets, net	1,746,995	1,945,265	1,169,635
Machinery and Equipment [Member]
Property, Plant and Equipment	3,796,511	3,764,533	2,096,074
Machinery Construction in progress [Member]
Property, Plant and Equipment		0	312,160
Office Equipment [Member]
Property, Plant and Equipment	$ 32,992	$ 29,300	$ 29,300